Fixed Assets, Net - Schedule of Fixed Assets (Details) (10-K) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Fixed assets, gross		$ 68,181
Accumulated depreciation		(27,999)
Fixed assets, net		40,182
Equipment and Furniture [Member]
Fixed assets, gross		37,875
Leasehold Improvements [Member]
Fixed assets, gross		17,630
Software [Member]
Fixed assets, gross		$ 12,676